Estimated Fair Value of Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011		Dec. 31, 2010
Carrying Amount
Financial assets:
Cash and cash equivalents		$ 37,235		$ 36,557
Restricted cash		4,183		5,470
Notes receivable and other		73,031		72,419
Financial liabilities:
Short-term debt		25,000		247,000
Junior subordinated notes		250,000		250,000
Current maturities of long-term debt (fixed rate)		0		260,000
Long-term debt (fixed-rate), net of discount		4,197,511		3,119,660
Long-term debt (variable rate), net of discount		829,856		1,013,053
Carrying Amount | Commodity Contract | Electric Portfolio
Financial assets:
Derivative assets		10,720		9,762
Financial liabilities:
Derivative liabilities		264,334		242,581
Carrying Amount | Commodity Contract | Natural Gas Portfolio
Financial assets:
Derivative assets		6,011		5,971
Financial liabilities:
Derivative liabilities		206,904		155,651
Carrying Amount | Interest Rate Contract
Financial liabilities:
Derivative liabilities		52,409		58,003
Fair Value
Financial assets:
Cash and cash equivalents		37,235		36,557
Restricted cash		4,183		5,470
Notes receivable and other		73,031		72,419
Financial liabilities:
Short-term debt		25,000		247,000
Junior subordinated notes		248,583		246,864
Current maturities of long-term debt (fixed rate)		0		261,472
Long-term debt (fixed-rate), net of discount		5,503,571		3,718,303
Long-term debt (variable rate), net of discount		856,978		1,083,117
Fair Value | Commodity Contract | Electric Portfolio
Financial assets:
Derivative assets		10,720		9,762
Financial liabilities:
Derivative liabilities		264,334		242,581
Fair Value | Commodity Contract | Natural Gas Portfolio
Financial assets:
Derivative assets		6,011		5,971
Financial liabilities:
Derivative liabilities		206,904		155,651
Fair Value | Interest Rate Contract
Financial liabilities:
Derivative liabilities		52,409		58,003
PUGET SOUND ENERGY, INC. | Carrying Amount
Financial assets:
Cash and cash equivalents	14,630	31,010		36,320
Restricted cash	3,544	4,183		5,470
Notes receivable and other	65,883	73,031		72,419
Financial liabilities:
Short-term debt	38,000	25,000		247,000
Short-term debt owed by PSE to Puget Energy	29,998	29,998	[1]	22,598	[1]
Junior subordinated notes		250,000		250,000
Current maturities of long-term debt (fixed rate)		0		260,000
Long-term debt (fixed-rate), net of discount		3,523,845		2,953,860
PUGET SOUND ENERGY, INC. | Carrying Amount | Commodity Contract | Electric Portfolio
Financial assets:
Derivative assets		10,720		9,762
Financial liabilities:
Derivative liabilities		264,334		242,581
PUGET SOUND ENERGY, INC. | Carrying Amount | Commodity Contract | Natural Gas Portfolio
Financial assets:
Derivative assets		6,011		5,971
Financial liabilities:
Derivative liabilities		206,904		155,651
PUGET SOUND ENERGY, INC. | Fair Value
Financial assets:
Cash and cash equivalents		31,010		36,320
Restricted cash		4,183		5,470
Notes receivable and other		73,031		72,419
Financial liabilities:
Short-term debt		25,000		247,000
Short-term debt owed by PSE to Puget Energy		29,998	[1]	22,598	[1]
Junior subordinated notes		248,583		246,864
Current maturities of long-term debt (fixed rate)		0		261,472
Long-term debt (fixed-rate), net of discount		4,499,295		3,267,994
PUGET SOUND ENERGY, INC. | Fair Value | Commodity Contract | Electric Portfolio
Financial assets:
Derivative assets		10,720		9,762
Financial liabilities:
Derivative liabilities		264,334		242,581
PUGET SOUND ENERGY, INC. | Fair Value | Commodity Contract | Natural Gas Portfolio
Financial assets:
Derivative assets		6,011		5,971
Financial liabilities:
Derivative liabilities		$ 206,904		$ 155,651

[1]	Short-term debt owed by PSE to Puget Energy is eliminated upon consolidation of Puget Energy.